INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 WSP China	Dec. 31, 2012 Houston OCTG United States	Dec. 31, 2012 FSHL China	Dec. 31, 2009 FSHL Hong Kong
Income taxes
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential tax rate (as a percent)	15.00%			15.00%
Corporate income tax rate (as a percent)					34.00%
Withholding tax rate on dividends distributed out of profits by subsidiaries that arise on or after January 1, 2008 (as a percent)						10.00%
Withholding tax rate on dividends distributed to a tax resident entity by subsidiaries in the Hong Kong Special Administrative Region (as a percent)							5.00%
Remaining undistributed earnings	$ 0	$ 0